Leases - Quantitative Information About Company's Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance Leases
Operating cash flows from leases	$ (2,044)	$ (2,180)
Financing cash flows from leases	$ (1,729)	$ (1,500)
Weighted-average remaining lease term	5 years 14 days	5 years 6 months 7 days
Weighted-average discount rate (as a percent)	8.50%	8.50%
Operating Leases
Operating cash flows from leases	$ (105)	$ (182)
Weighted-average remaining lease term	5 years 8 months 26 days	6 years 2 months 26 days
Weighted-average discount rate (as a percent)	8.50%	8.50%